Capital and financial risk management - Credit risk - Financing activities - Cash collateral (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Credit risk
Capital and financial risk management
Cash collateral	€ 2,011	€ 1,070